Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of nonvested restricted stock units activity
The following table summarize the Group’s RSU activities under the 2022 Plan:

	Number of RSUs	Weighted average grant date fair value
		US$
Awarded and unvested as of December 31, 2022	—	—
Granted	135,706	8.50
Vested	—	—
Canceled/forfeited	(4,984)	8.50

Awarded and unvested as of December 31, 2023	130,722	8.50

Granted	199,998	8.30
Vested	(64,544)	8.50
Canceled/forfeited	(5,493)	8.50

Awarded and unvested as of December 31, 2024	260,683	8.35

Vested and expected to vest as of December 31, 2024 (Note a)	308,688	8.38

Summary of share-based payment arrangement, option, activity
A summary of the changes in the share options relating to ordinary shares granted by the Group during the year ended December 31, 2023 and 2024 is as follows:

	Number of share options	Weighted average excercise price	Weighted average remaining contractual life	Aggregate Intrinsic Value
		US$	(in years)	US$
Outstanding as of December 31, 2022	—	—	—	—
Granted	135,079	8.0	10.0	—
Exercised	—	—	—	—
Canceled/forfeited	(2,000)	8.0	—	—

Outstanding as of December 31, 2023	133,079	8.0	9.4	—

Granted	—	—	—	—
Exercised	—	—	—	—
Canceled/forfeited	(15,202)	8.0	—	—

Outstanding as of December 31, 2024	117,877	8.0	8.4	—

Vested and exercisable as of December 31, 2024 (Note a)	29,470	8.0	8.4	—
Vested and expected to vest as of December 31, 2024 (Note b)	112,614	8.0	8.4	—

Schedule of share-based payment award, stock options, valuation assumptions
The Group calculated the estimated fair value of the options on the respective grant dates using the binomial tree valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk-free interest rates:

For the year ended December 31,
2023
Risk-free interest rate(i)	3.76%
Expected volatility(ii)	77%
Expected dividend yield(iii)	0%
Exercise multiple(iv)	2.2 to 2.8
Forfeiture rate (v)	2% to 10%
Fair value of underlying ordinary shares	US$ 8.5
Fair value of share option	US$5.2670 to US$5.7275

i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
ii)	The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the contract life of the Group’s options.
iii)	Expected dividend yield is assumed to be nil as the Group has no history or expectation of paying a dividend on its ordinary shares.
iv)
The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it has considered the statistics by making reference to a widely-accepted academic research publication.

v)	Forfeiture rate was based on the historical data of the Group from recent years and widely-accepted academic research publications, given the Group’s limited historical record of share options.

Schedule of share-based payment arrangement, expensed and capitalized, amount
The Group recognized share-based compensation expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Research and development expenses	—	1,972	6,292
Sales and marketing expenses	—	818	1,376
General and administrative expenses	—	684	1,306

Total	—	3,474	8,974